INCOME TAXES (Details 1) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Non-current deferred tax assets:
Net operating loss carry forward	¥ 39,578	¥ 21,567
Impairment on inventory	(82)	(82)
Others	(26,230)	2,383
Non-current deferred income tax assets	13,266	23,868
Valuation allowances	(13,266)	(23,868)
Net non-current deferred income tax assets	¥ 0	¥ 0